Equity - Summary of Share Option Transactions and Number of Share Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options outstanding, Beginning balance | shares	2,134,850	1,785,450
Number of share options, Granted | shares	1,284,845	796,900
Number of share options, Exercised | shares		(60,000)
Number of share options, Expired | shares		(197,500)
Number of share options, Forfeited | shares	(1,907,993)	(190,000)
Number of share options outstanding, Ending balance | shares	3,023,502	2,134,850
Number of share options, Exercisable | shares	1,737,967
Weighted average exercise price outstanding, Beginning balance | $	$ 8.29	$ 11.47
Weighted average exercise price, Granted | $	2.99	5.26
Weighted average exercise price, Exercised | $		3.30
Weighted average exercise price, Expired | $		25.72
Weighted average exercise price, Forfeited | $	3.44	10.30
Weighted average exercise price outstanding, Ending balance | $	6.14	$ 8.29
Weighted average exercise price, Exercisable | $	$ 8.03
Rye Patch [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options, Granted | shares	1,511,800
Weighted average exercise price, Granted | $	$ 4.52